UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gruss Asset Management, L.P.
Address: 667 Madison Avenue
         New York, NY  10065

13F File Number:  28-06219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
Title:     Manager, Gruss Co., LLC, GP of Gruss Asset Mgmt LP
Phone:     212-688-1500

Signature, Place, and Date of Signing:

      /s/  Howard Guberman     New York, NY     June 09, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     3

Form13F Information Table Value Total:     $14,128 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICREDIT CORP               NOTE 2.125% 9/1  03060RAR2     7516 14454200 PRN      SOLE                 14454200        0        0
AMERICREDIT CORP               NOTE 0.750% 9/1  03060RAP6     1426  2406900 PRN      SOLE                  2406900        0        0
AMERICREDIT CORP               NOTE 1.750%11/1  03060RAM3     5186  5310200 PRN      SOLE                  5310200        0        0